Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,776,000
Previously Paid Amount	0.00
Total Fee Amount	850.51
Total Offset Amount	0.00
Net Fee	850.51
Narrative - Max Aggregate Offering Price	$ 9,776,000
Final Prospectus	true